Capital Risk - Disclosure of Movements in Regulatory Capital (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	£ 10,848
CET1 capital, ending period	10,843
AT1 capital, beginning period	2,306
AT1 capital, ending period	2,196
Tier 2 capital, beginning period	1,573
Tier 2 capital, ending period	1,461
Regulatory capital, beginning period	14,727
Regulatory capital, ending period	14,500
– Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	6,754
Increase (decrease) in CET1 capital	(191)
CET1 capital, ending period	6,563
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(191)
– Accumulated other reserves and non-controlling interests
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	138
Increase (decrease) in CET1 capital	(1,246)
CET1 capital, ending period	(1,108)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(1,246)
– Additional value adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(25)
Increase (decrease) in CET1 capital	7
CET1 capital, ending period	(18)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	7
– Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,130)
Increase (decrease) in CET1 capital	(3)
CET1 capital, ending period	(1,133)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(3)
– Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(195)
Increase (decrease) in CET1 capital	(156)
CET1 capital, ending period	(351)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(156)
– Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(110)
Increase (decrease) in CET1 capital	1,226
CET1 capital, ending period	1,116
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	1,226
– Negative amounts resulting from the calculation of regulatory expected loss amounts
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(585)
Increase (decrease) in CET1 capital	68
CET1 capital, ending period	(517)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	68
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	0
Increase (decrease) in CET1 capital	(27)
CET1 capital, ending period	(27)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(27)
– Deferred tax assets that rely on future profitability excluding timing differences
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(2)
Increase (decrease) in CET1 capital	2
CET1 capital, ending period	0
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	2
– Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,061)
Increase (decrease) in CET1 capital	306
CET1 capital, ending period	(755)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	306
– NPE Backstop
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	0
Increase (decrease) in CET1 capital	(4)
CET1 capital, ending period	(4)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(4)
– CET1 Capital Charge
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	0
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	0
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	0
– Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(17)
Increase (decrease) in CET1 capital	14
CET1 capital, ending period	(3)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	14
– Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	7,060
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	7,060
AT1 capital, beginning period	2,191
Increase (decrease) in AT1 capital	5
AT1 capital, ending period	2,196
Tier 2 capital, beginning period	2,263
Increase (decrease) in Tier 2 capital	(152)
Tier 2 capital, ending period	2,111
Increase (decrease) in regulatory capital	(147)
– IFRS 9 Transitional Adjustment
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	21
Increase (decrease) in CET1 capital	(1)
CET1 capital, ending period	20
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(1)
– Amount of qualifying items subject to phase out from AT1
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
AT1 capital, beginning period	163
Increase (decrease) in AT1 capital	(163)
AT1 capital, ending period	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(163)
– Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	35
Increase (decrease) in Tier 2 capital	172
Tier 2 capital, ending period	207
Increase (decrease) in regulatory capital	172
- Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
AT1 capital, beginning period	(48)
Increase (decrease) in AT1 capital	48
AT1 capital, ending period	0
Tier 2 capital, beginning period	(725)
Increase (decrease) in Tier 2 capital	(132)
Tier 2 capital, ending period	(857)
Increase (decrease) in regulatory capital	£ (84)